DEPOSITS - Summary of Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking	$ 25,870	$ 28,047	$ 24,601
Reciprocal	29,386	34,574	23,429
Time	22,741	24,135	13,766
Brokered time	5,501	5,938	13,279
Total	$ 83,498	$ 92,694	$ 75,075